Schedule of Investments (unaudited) October 31, 2020	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
L3Harris Technologies, Inc.	2,115	$340,748
Lockheed Martin Corp.	1,445	505,938
Northrop Grumman Corp.	209	60,572

		907,258

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	6,951	614,677

Banks — 0.5%
M&T Bank Corp.	531	55,001
Truist Financial Corp.	1,078	45,406
U.S. Bancorp	6,493	252,902
Wells Fargo & Co.	1,534	32,904

		386,213

Beverages — 2.9%
Brown-Forman Corp., Class B	1,080	75,287
Coca-Cola Co.	21,613	1,038,721
PepsiCo, Inc.	7,959	1,060,855

		2,174,863

Biotechnology — 3.8%
Amgen, Inc.	679	147,302
BioMarin Pharmaceutical, Inc.(a)	1,108	82,468
Gilead Sciences, Inc.	13,007	756,357
Incyte Corp.(a)	1,369	118,610
Regeneron Pharmaceuticals, Inc.(a)	1,701	924,596
Vertex Pharmaceuticals, Inc.(a)	3,716	774,266

		2,803,599

Building Products — 0.1%
Carrier Global Corp.	1,934	64,576

Capital Markets — 1.5%
Cboe Global Markets, Inc.	2,366	192,332
CME Group, Inc.	2,766	416,892
Intercontinental Exchange, Inc.	4,718	445,379
MarketAxess Holdings, Inc.	137	73,822

		1,128,425

Chemicals — 1.1%
Air Products & Chemicals, Inc.	962	265,743
Ecolab, Inc.	2,588	475,131
Linde PLC	218	48,034

		788,908

Commercial Services & Supplies — 4.1%
Republic Services, Inc.	12,148	1,071,089
Waste Connections, Inc.	9,176	911,361
Waste Management, Inc.	9,911	1,069,496

		3,051,946

Communications Equipment — 1.5%
Cisco Systems, Inc.	11,593	416,189
Juniper Networks, Inc.	3,202	63,143
Motorola Solutions, Inc.	4,138	654,052

		1,133,384

Containers & Packaging — 0.3%
Amcor PLC	14,712	153,446
Ball Corp.	900	80,100

		233,546

Distributors — 0.2%
Genuine Parts Co.	1,289	116,564

Security	Shares	Value

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(a)	2,120	$428,028

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	22,168	598,979
Verizon Communications, Inc.	19,291	1,099,394

		1,698,373

Electric Utilities — 6.2%
Alliant Energy Corp.	1,648	91,101
American Electric Power Co., Inc.	4,131	371,501
Duke Energy Corp.	8,619	793,896
Evergy, Inc.	3,084	170,237
Eversource Energy	2,452	213,986
NextEra Energy, Inc.	18,204	1,332,715
Southern Co.	13,377	768,508
Xcel Energy, Inc.	12,192	853,806

		4,595,750

Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	4,349	490,741
FLIR Systems, Inc.	1,992	69,102
Keysight Technologies, Inc.(a)	5,071	531,796
TE Connectivity Ltd.	644	62,391

		1,154,030

Entertainment — 1.2%
Take-Two Interactive Software, Inc.(a)	2,430	376,456
Walt Disney Co.	4,121	499,671

		876,127

Equity Real Estate Investment Trusts (REITs) — 4.9%
American Tower Corp.	2,613	600,075
AvalonBay Communities, Inc.	1,232	171,408
Camden Property Trust	3,091	285,114
Crown Castle International Corp.	2,998	468,288
Equinix, Inc.	82	59,962
Equity Residential	7,294	342,672
Essex Property Trust, Inc.	945	193,338
Extra Space Storage, Inc.	2,339	271,207
Mid-America Apartment Communities, Inc.	1,477	172,262
Public Storage	3,179	728,213
SBA Communications Corp.	376	109,179
UDR, Inc.	6,199	193,657

		3,595,375

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	168	60,080
Kroger Co.	5,651	182,019
Walmart, Inc.	4,269	592,324

		834,423

Food Products — 4.4%
Campbell Soup Co.	3,173	148,084
General Mills, Inc.	2,688	158,915
Hershey Co.	6,257	860,087
Hormel Foods Corp.	14,480	705,031
J.M. Smucker Co.	1,746	195,901
Kellogg Co.	5,718	359,605
McCormick & Co., Inc.	2,163	390,443
Mondelez International, Inc., Class A	7,069	375,505
Tyson Foods, Inc., Class A	629	35,998

		3,229,569

Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	2,256	237,128
Baxter International, Inc.	5,726	444,166

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	758	$175,197
Cooper Cos., Inc.	686	218,868
Danaher Corp.	3,762	863,529
DENTSPLY SIRONA, Inc.	1,220	57,572
Medtronic PLC	8,126	817,232
Stryker Corp.	2,185	441,392
Zimmer Biomet Holdings, Inc.	302	39,894

		3,294,978

Health Care Providers & Services — 1.8%
Anthem, Inc.	1,196	326,269
Henry Schein, Inc.(a)	640	40,691
Humana, Inc.	759	303,054
Quest Diagnostics, Inc.	432	52,764
UnitedHealth Group, Inc.	1,670	509,584
Universal Health Services, Inc., Class B	964	105,606

		1,337,968

Health Care Technology — 0.1%
Cerner Corp.	615	43,105

Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	5,841	1,244,133
Starbucks Corp.	5,719	497,324

		1,741,457

Household Durables — 0.3%
Garmin Ltd.	2,024	210,536

Household Products — 3.1%
Church & Dwight Co., Inc.	3,656	323,154
Clorox Co.	2,094	433,981
Colgate-Palmolive Co.	3,731	294,339
Kimberly-Clark Corp.	1,850	245,292
Procter & Gamble Co.	7,362	1,009,330

		2,306,096

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	1,535	253,198

Insurance — 8.7%
Alleghany Corp.	243	132,904
Allstate Corp.	4,912	435,940
Aon PLC, Class A	2,965	545,590
Arch Capital Group Ltd.(a)	7,453	225,155
Arthur J Gallagher & Co.	4,588	475,821
Brown & Brown, Inc.	7,990	347,645
Chubb Ltd.	5,068	658,384
Cincinnati Financial Corp.	1,524	107,808
Erie Indemnity Co., Class A	321	74,751
Everest Re Group Ltd.	2,219	437,321
Fidelity National Financial, Inc.	5,495	171,939
Hartford Financial Services Group, Inc.	5,679	218,755
Loews Corp.	1,120	38,842
Markel Corp.(a)	303	282,638
Marsh & McLennan Cos., Inc.	5,149	532,716
Progressive Corp.	4,135	380,006
RenaissanceRe Holdings Ltd.	2,334	377,454
Travelers Cos., Inc.	3,141	379,150
W.R. Berkley Corp.	7,983	479,938
Willis Towers Watson PLC	958	174,816

		6,477,573

Interactive Media & Services — 0.1%
Alphabet, Inc., Class C(a)	69	111,850

Security	Shares	Value

Internet & Direct Marketing Retail — 0.1%
eBay, Inc.	1,174	$55,918

IT Services — 11.8%
Accenture PLC, Class A	4,593	996,268
Akamai Technologies, Inc.(a)	3,537	336,439
Automatic Data Processing, Inc.	2,706	427,440
Black Knight, Inc.(a)	8,137	715,649
Booz Allen Hamilton Holding Corp.	2,480	194,680
Broadridge Financial Solutions, Inc.	2,047	281,667
Cognizant Technology Solutions Corp., Class A	5,019	358,457
Fidelity National Information Services, Inc.	5,816	724,616
Fiserv, Inc.(a)	5,811	554,776
FleetCor Technologies, Inc.(a)	696	153,753
International Business Machines Corp.	2,083	232,588
Jack Henry & Associates, Inc.	4,173	618,647
Mastercard, Inc., Class A	2,212	638,472
Paychex, Inc.	10,029	824,885
VeriSign, Inc.(a)	1,373	261,831
Visa, Inc., Class A	5,540	1,006,673
Western Union Co.	22,470	436,817

		8,763,658

Machinery — 0.1%
Otis Worldwide Corp.	694	42,528

Media — 1.3%
Charter Communications, Inc., Class A(a)	487	294,060
Comcast Corp., Class A	9,418	397,816
Fox Corp., Class B(a)	1,633	42,687
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	1,356	46,877
Omnicom Group, Inc.	2,102	99,214
Sirius XM Holdings, Inc.(b)	14,057	80,547

		961,201

Metals & Mining — 1.3%
Newmont Corp.	15,568	978,293

Multiline Retail — 1.3%
Dollar General Corp.	2,511	524,071
Dollar Tree, Inc.(a)	2,346	211,891
Target Corp.	1,264	192,406

		928,368

Multi-Utilities — 2.5%
CMS Energy Corp.	2,900	183,657
Consolidated Edison, Inc.	9,729	763,629
Dominion Energy, Inc.	4,062	326,341
WEC Energy Group, Inc.	5,688	571,929

		1,845,556

Oil, Gas & Consumable Fuels — 0.8%
Cabot Oil & Gas Corp.	2,977	52,961
Cheniere Energy, Inc.(a)	2,072	99,187
Chevron Corp.	486	33,777
Exxon Mobil Corp.	8,944	291,753
Kinder Morgan, Inc.	12,851	152,927

		630,605

Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	4,268	249,465
Eli Lilly & Co.	5,890	768,409
Johnson & Johnson	6,880	943,317
Merck & Co., Inc.	13,281	998,864
Pfizer, Inc.	18,482	655,741
Zoetis, Inc.	1,993	315,990

		3,931,786

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.4%
Verisk Analytics, Inc.	1,542	$274,430

Road & Rail — 0.2%
AMERCO	336	116,646

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.	533	186,353
Intel Corp.	1,697	75,143
Texas Instruments, Inc.	1,466	211,969

		473,465

Software — 5.8%
Adobe, Inc.(a)	1,836	820,876
CDK Global, Inc.	1,386	59,737
Citrix Systems, Inc.	6,323	716,206
Intuit, Inc.	509	160,172
Microsoft Corp.	5,506	1,114,800
NortonLifeLock, Inc.	1,935	39,803
Oracle Corp.	9,284	520,925
Palo Alto Networks, Inc.(a)	526	116,346
Tyler Technologies, Inc.(a)(b)	1,945	747,619

		4,296,484

Specialty Retail — 2.7%
Advance Auto Parts, Inc.	256	37,704
AutoZone, Inc.(a)	323	364,661
Burlington Stores, Inc.(a)	327	63,301
Home Depot, Inc.	2,447	652,639
O’Reilly Automotive, Inc.(a)	577	251,918
Ross Stores, Inc.	1,797	153,050
Tiffany & Co.	274	35,850
TJX Cos., Inc.	8,101	411,531

		1,970,654

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	1,581	172,108
Dell Technologies, Inc., Class C(a)	785	47,304

		219,412

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	2,550	306,204

Tobacco — 0.4%
Altria Group, Inc.	5,794	209,048
Philip Morris International, Inc.	1,625	115,407

		324,455

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co., Inc.	384	$57,796

Wireless Telecommunication Services — 1.6%
T-Mobile US, Inc.(a)	10,640	1,165,825

Total Common Stocks — 98.4% (Cost: $64,669,593)		72,935,679

Investment Companies

Equity Funds — 1.0%
iShares MSCI USA Min Vol Factor ETF(b)(c)	11,835	729,746

Total Investment Companies — 1.0% (Cost: $729,290)		729,746

Total Long-Term Investments — 99.4% (Cost: $65,398,883)		73,665,425

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(c)(d)	808,673	809,239
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)(d)	295,232	295,232

Total Short-Term Securities — 1.5% (Cost: $1,104,555)		1,104,471

Total Investments — 100.9% (Cost: $66,503,438)		74,769,896

Liabilities in Excess of Other Assets — (0.9)%		(682,526)

Net Assets — 100.0%		$74,087,370

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$714,477	$95,057	(a)	$—	$(313)	$18	$809,239	808,673	$655	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	235,403	59,829	(a)	—	—	—	295,232	295,232	131		—
iShares Edge MSCI Min Vol USA ETF	230,586	2,734,551		(2,221,097)	773	(15,067)	729,746	11,835	3,586		—

					$460	$(15,049)	$1,834,217		$4,372		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Min Vol USA Index Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1	12/18/20	$163	$(6,551)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$72,935,679	$—	$—	$72,935,679
Investment Companies	729,746	—	—	729,746
Short-Term Securities
Money Market Funds	1,104,471	—	—	1,104,471

	$74,769,896	$—	$—	$74,769,896

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,551)	$—	$—	$(6,551)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

Portfolio Abbreviation (continued)

S&P	Standard & Poor’s

4